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                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

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                                    FORM N-PX

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          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-05531

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                       MassMutual Participation Investors
               (Exact name of registrant as specified in charter)

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                                1500 Main Street
                                    Suite 600
                              Springfield, MA 01115
               (Address of principal executive offices) (Zip code)

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                 Rodney J. Dillman, Vice President and Secretary
                       MassMutual Participation Investors
               1500 Main Street, Suite 2800, Springfield, MA 01115
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                     (name and address of agent for service)

                         Registrant's telephone number,
                       including area code: 413-226-1516

                      Date of fiscal year end: December 31

             Date of reporting period: July 1, 2007 - June 30, 2008

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ITEM 1. PROXY VOTING RECORD

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COMCAST CORP.

Ticker:   CMCSA               Security ID: 20030N101
Meeting Date: MAY 14, 2008    Meeting Type: Annual
Record Date:  MARCH 6, 2008

#    Proposal                                  Mgt Rec   Vote Cast    Sponsor
1.   Elect Director S. Decker Anstrom          For       For          Management
2.   Elect Director Kenneth J. Bacon           For       For          Management
3.   Elect Director Sheldon M. Bonovitz        For       For          Management
4.   Elect Director Edward D. Breen            For       For          Management
5.   Elect Director Julian A. Brodsky          For       For          Management
6.   Elect Director Joseph J. Collins          For       For          Management
7.   Elect Director J. Michael Cook            For       For          Management
8.   Elect Director Gerald L. Hassell          For       For          Management
9.   Elect Director Jeffrey A. Honickman       For       For          Management
10.  Elect Director Brian L. Roberts           For       For          Management
11.  Elect Director Ralph J. Roberts           For       For          Management
12.  Elect Director Dr. Judith Rodin           For       For          Management
13.  Elect Director Michael I. Sovern          For       For          Management
14.  Ratify Auditors                           For       For          Management
15.  Amend Restricted Stock Plan               For       For          Management
16.  Amend Stock Option Plan                   For       For          Management
17.  Adopt Recapitalization Plan               Against   For         Shareholder
18.  Increase Disclosure of Executive
     Compensation                              Against   Against     Shareholder
19.  Require More Director Nominations
     Than Open Seats                           Against   Against     Shareholder
20.  Report on Pay Disparity                   Against   Against     Shareholder
21.  Provide for Cumulative Voting for
     Class A Shareholders                      Against   For         Shareholder
22.  Adopt Principles for Health Care
     Reform                                    Against   Against     Shareholder
23.  Advisory Vote to Ratify Named
     Executive Officers                        Against   For         Shareholder

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DISTRIBUTED ENERGY SYSTEMS CORP.

Ticker:     DESCQ               Security ID: 25475V104
Meeting Date: AUGUST 21, 2007   Meeting Type: Annual
Record Date:  JUNE 28, 2007

#    Proposal                                  Mgt Rec   Vote Cast    Sponsor
1.   Elect Director Paul F. Koeppe             For       For          Management
2.   Elect Director Ambrose L. Schwallie       For       For          Management
3.   Approve Issuance of Warrants/Convertible  For       For          Management
     Debentures
4.   Increase Authorized Common Stock          For       For          Management
5.   Approve Reverse Split Stock               For       For          Management

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ENERNOC INC

Ticker:       ENOC            Security ID: 292764107
Meeting Date: MAY 9, 2008     Meeting Type: Annual
Record Date:  MARCH 17, 2008

#    Proposal                                  Mgt Rec   Vote Cast    Sponsor
1.   Elect Director Adam Grosser               For       For          Management
2.   Ratify Auditors                           For       For          Management

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ITC DELTACOM, INC.

Ticker:     ITCD              Security ID:  45031T872
Meeting Date: MAY 13, 2008    Meeting Type: Annual
Record Date:  MARCH 31, 2008

#    Proposal                                  Mgt Rec   Vote Cast    Sponsor
1.   Elect Director John Almeida, Jr.          For       Withhold     Management
2.   Elect Director Phillip M. Tseng           For       Withhold     Management
3.   Elect Director Randall E Curran           For       Withhold     Management
4.   Elect Director John J. DeLucca            For       For          Management
5.   Elect Director Clyde A. Heintzelman       For       For          Management
6.   Elect Director Michael E. Leitner         For       Withhold     Management
7.   Elect Director Thomas E. Mcinerney        For       Withhold     Management
8.   Elect Director R. Gerald Mccarley         For       For          Management
9.   Elect Director Sanjay Swani               For       Withhold     Management



                                   SIGNATURES
                           [See General Instruction F]

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) MassMutual Participation Investors
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By (Signature and Title)*    /s/ Clifford M. Noreen
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                             Clifford M. Noreen, President

Date: August 29, 2008

 * Print the name and title of each signing officer under his or her signature.